Filed pursuant to Rule 497(e)
File Nos. 333-258490; 811-23723
Supplement to the
Statement of Additional Information (“SAI”)
dated May 24, 2023, of the
Running Oak Efficient Growth ETF

December 18, 2023

Cory Gossard has resigned from his role as Chief Compliance Officer and AML Compliance Officer of Strategic Trust (the “Trust”), Marcie McVeigh has resigned as Treasurer and Principal Financial Officer of the Trust and Derek Mullins has resigned as Assistant Secretary of the Trust. All references to Mr. Gossard, Ms. McVeigh and Mr. Mullins should be disregarded. The Board elected William H. Woolverton as Chief Compliance Officer and AML Compliance Officer of the Trust and Jim Niemie as the Trust’s Treasurer and Principal Financial Officer. Accordingly, the table in the “MANAGEMENT OF THE TRUST – Principal Officers of the Trust” section of the SAI is hereby removed and replaced with the following:

Principal Officers of the Trust. The officers of the Trust conduct and supervise its daily business. The address of each Officer of the Trust is Secretary c/o Strategic Trust,7887 East Belleview Avenue, Suite 1100, Denver, Colorado 80111.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
William H. Woolverton, Esq., Born: 1951	Chief Compliance Officer and AML Compliance Officer	Since 2023	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (compliance consultants) and predecessor firms (2020 - 2022); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019)
Jim Niemie, Born: 1981	Treasurer	Since 2023	Managing Partner, QRF Business Solutions (April 2023 to Present); Chief Executive Officer, Roberts & Ryan Investments Inc. (June 2018 to May 2022)
Conrad Sick, Born: 1961	Secretary	Since 2021	Principal/Owner - Valeo Companies (January 2000-Present)
Gerry J. O’Donnell, Born: 1970	Assistant Secretary	Since 2023	Capital Markets Director, Kelly Intelligence (2022 to Present); Owner and Consultant, GraySabre LLC (2009 to Present); Chief Executive Officer and Chief Operating Officer, Roberts & Ryan Investments Inc. (2016 to 2021)

Please retain this Supplement with your SAI for future reference.